Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net loss		$ (160,780)		$ (151,988)	$ (46,362)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization		72,972		73,732	49,811
Amortization of deferred charges and debt guarantee		13,732		(2,073)	2,459
Equity in net earnings of affiliates		(47,878)		(55,985)	(42,220)
Gain on disposals to Golar Partners		0	[1]	(102,406)	(43,287)
Net loss on loss of control of Golar Power		(8,483)		0	0
Loss on disposal of vessel held-for-sale		0		5,824	0
Impairment of vessel held-for-sale		0		1,032	0
Dividends received		55,517		52,800	61,967
Compensation cost related to stock options		5,816		4,125	1,619
Net foreign exchange losses		1,429		2,404	1,314
Amortization of deferred tax benefits on intra-group transfers		(1,715)		(3,488)	(3,488)
Impairment of long-term assets		1,706		1,957	500
Impairment of loan receivable		7,627		15,010	0
Drydocking expenditure		0		(10,405)	(8,947)
Change in assets and liabilities, net of effects from the sale of Golar Eskimo, Golar Igloo and Golar Maria:
Restricted cash		47,834		(280,000)	0
Trade accounts receivable		(567)		911	(10,533)
Inventories		987		(2,252)	(809)
Prepaid expenses, accrued income and other assets		14,924		(6,361)	27,612
Amounts due to related companies		(9,444)		15,259	(6,003)
Trade accounts payable		(28,511)		8,944	(1,746)
Accrued expenses		(3,410)		21,479	13,802
Other current liabilities	[2]	(17,273)		66,832	29,184
Net cash (used in) provided by operating activities		(38,551)		(344,649)	24,873
Investing activities
Additions to vessels and equipment		(14,477)		(26,110)	(2,359)
Additions to newbuildings		(19,220)		(559,667)	(1,150,669)
Additions to asset under development		(200,821)		(111,572)	(313,645)
Investment in subsidiary, net of cash acquired		0		(16)	0
Proceeds from Divestiture of Businesses and Interests in Affiliates		0		207,428	0
Additions to investments in affiliates		(10,200)		(5,023)	0
Short-term loan granted to third party		(1,000)		(2,000)	0
Proceeds from repayment of short-term loan granted		0		400	0
Proceeds from disposals to Golar Partners, net of cash disposed		107,247		226,872	155,319
Proceeds from loss of control of Golar Power, net of cash disposed		113,321		0	0
Short-term loan granted to Golar Partners		0		0	(20,000)
Additions to other long-term assets		0		0	(49,873)
Proceeds from repayment of short-term loan granted to Golar Partners		0		20,000	0
Proceeds from disposal of fixed assets		0		18,987	0
Restricted cash and short-term deposits		22,928		(25,255)	(48,043)
Net cash used in investing activities		(2,222)		(255,956)	(1,429,270)
Financing activities
Proceeds from short-term and long-term debt (including related parties)		405,817		918,801	1,222,746
Repayments of short-term and long-term debt (including related parties)		(271,858)		(215,363)	(239,903)
Financing costs paid		(8,372)		(23,266)	(18,672)
Cash dividends paid		(54,348)		(121,358)	(155,996)
Proceeds from exercise of share options		1,435		225	1,338
Purchase of treasury shares		(8,214)		(12,269)	0
Proceeds from issuance of equity		169,876		0	660,947
Restricted cash and short-term deposits		(74,608)		(32,340)	0
Net cash provided by financing activities		159,728		514,430	1,470,460
Net increase (decrease) in cash and cash equivalents		118,955		(86,175)	66,063
Cash and cash equivalents at beginning of period		105,235		191,410	125,347
Cash and cash equivalents at end of period		224,190		105,235	191,410
Cash paid during the year for:
Interest paid, net of capitalized interest		25,437		37,964	11,372
Income taxes paid		$ 555		$ 1,278	$ 1,372

[1]	This includes amounts arising from transactions with related parties (see note 31).
[2]	Includes accretion of discount on convertible bonds of $5.7 million, $5.3 million and $5.0 million for the years ended December 31, 2016, 2015 and 2014, respectively.